Document and Entity Information	Oct. 05, 2022
Cover [Abstract]
Entity Registrant Name	EVO Transportation & Energy Services, Inc.
Entity Central Index Key	0000728447
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed by EVO Transportation & Energy Services, Inc. (the “Company”) on October 12, 2022 is being filed to include a letter the Company received from Scott M. Honour on October 17, 2022 as Exhibit 17.1. The Company disagrees with the assertion in Mr. Honour’s letter that the Company assumed the loan referenced therein as the Company’s own obligation. The Company has not been provided with, nor found in its own records, any documentation indicating that the Company assumed the loan referenced in Mr. Honour’s letter or that the Company is otherwise obligated to make any payments with respect to that loan.
Document Type	8-K/A
Document Period End Date	Oct. 05, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	000-54218
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1615850
Entity Address, Address Line One	2075 West Pinnacle Peak Rd
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	877
Local Phone Number	973-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false